Segment Information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segment Information
4 – SEGMENT INFORMATION
General information
Shell is an international energy company engaged in the principal aspects of the oil and gas industry and reports its business through segments. With effect from 2020, Shell's reporting segments consist of Integrated Gas, Upstream, Oil Products, Chemicals and Corporate, reflecting the way Shell reviews and assesses its performance. The Oil Products and Chemicals businesses were previously reported under the Downstream segment. Oil sands mining activities, previously included in the Upstream segment, are reported under Oil Products. Comparative information has been reclassified.

The Integrated Gas segment manages liquefied natural gas (LNG) activities and the conversion of natural gas into gas-to-liquids (GTL) fuels and other products, as well as the New Energies portfolio. It includes natural gas and liquids exploration and extraction, and the operation of the upstream and midstream infrastructure necessary to deliver gas and liquids to market. It markets and trades natural gas, LNG, electricity and carbon-emission rights, and also markets and sells LNG as a fuel for heavy-duty vehicles and marine vessels.

The Upstream segment explores for and extracts crude oil, natural gas and natural gas liquids. It also markets and transports oil and gas, and operates the infrastructure necessary to deliver them to market.

The Oil Products segment comprises the Refining and Trading, and Marketing classes of business. The Refining and Trading class of business turns crude oil and other feedstocks into a range of oil products which are moved and marketed around the world for domestic, industrial and transport use. With effect from 2020, this class of business includes the oil sands mining activities which were previously reported under the Upstream segment. The Marketing class of business includes the Retail, Lubricants, Business-to-Business (B2B), Pipelines and Biofuels businesses.

The Chemicals segment operates manufacturing plants and its own marketing network.

The Corporate segment covers the non-operating activities supporting Shell, comprising Shell’s holdings and treasury organisation, its self-insurance activities and its headquarters and central functions.
Basis of Segmental Reporting
Sales between segments are based on prices generally equivalent to commercially available prices. Third-party revenue and non-current assets information by geographical area are based on the country of operation of the Group subsidiaries that report this information. Separate disclosure is provided for the UK as this is the Company’s country of domicile.

Segment earnings are presented on a current cost of supplies basis (CCS earnings). On this basis, the purchase price of volumes sold during the period is based on the current cost of supplies during the same period after making allowance for the tax effect. CCS earnings therefore exclude the effect of changes in the oil price on inventory carrying amounts. CCS earnings attributable to RDS plc shareholders is the earnings measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

Finance expense and income related to core financing activities, as well as related taxes, are included in the Corporate segment earnings rather than in the earnings of the business segments.

Information by segment on a current cost of supplies basis is as follows:

2020						$ million
	Integrated Gas	Upstream	Oil Products	Chemicals	Corporate	Total
Revenue:
Third-party	33,287	6,767	128,717	11,721	51	180,543	[A] [B]
Inter-segment	3,410	21,564	6,213	2,850	—	34,037
Share of profit/(loss) of joint ventures and associates (CCS basis)	562	(7)	988	567	(268)	1,842
Interest and other income, of which:	14	542	(93)	—	406	869
Interest income	6	56	28	—	589	679
Net gains on sale and revaluation of non-current assets and businesses	218	55	(9)	(2)	24	286
Other	(210)	431	(112)	2	(207)	(96)
Third-party and inter-segment purchases (CCS basis)	21,112	4,505	113,177	9,969	8	148,771
Production and manufacturing expenses	5,723	10,521	5,942	1,787	28	24,001
Selling, distribution and administrative expenses	729	(23)	7,360	1,339	476	9,881
Research and development expenses	103	486	209	109	—	907
Exploration expenses	611	1,136	—	—	—	1,747
Depreciation, depletion and amortisation charge, of which:	17,704	23,119	10,473	1,116	32	52,444
Impairment losses	12,221	8,697	6,531	5	9	27,463	[C]
Interest expense	76	374	56	3	3,580	4,089
Taxation (credit)/charge (CCS basis)	(2,507)	(467)	(898)	7	(983)	(4,848)
CCS earnings	(6,278)	(10,785)	(494)	808	(2,952)	(19,701)
[A] Includes $10,008 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior gains of $1,136 million related to sales contracts and prior losses of $539 million related to purchase contracts that were previously recognised and where physical settlement has taken place during 2020.
[B] With effect from 2020, additional contracts are classified as held for trading purposes and consequently revenue is reported on a net rather than gross basis. The effect on revenue for the full year was a reduction of $46,289 million.
[C] Impairment losses comprise Property, plant and equipment ($26,676 million) and Intangible assets ($787 million).

2019						$ million
	Integrated Gas	Upstream [A]	Oil Products [A]	Chemicals [A]	Corporate	Total

Revenue:
Third-party	41,322	9,482	280,460	13,568	45	344,877	[B]
Inter-segment	4,280	35,735	7,819	3,917	—	51,751
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,791	379	1,179	546	(307)	3,588
Interest and other income, of which:	263	2,180	273	(7)	916	3,625
Interest income	—	—	—	—	899	899
Net gains on sale and revaluation of non-current assets and businesses	282	1,888	305	(8)	52	2,519
Other	(19)	292	(32)	1	(35)	207
Third-party and inter-segment purchases (CCS basis)	23,498	6,982	262,004	13,039	(6)	305,517
Production and manufacturing expenses	5,768	11,102	7,536	1,995	37	26,438
Selling, distribution and administrative expenses	716	29	7,976	1,323	449	10,493
Research and development expenses	181	450	219	112	—	962
Exploration expenses	281	2,073	—	—	—	2,354
Depreciation, depletion and amortisation charge, of which:	6,238	16,881	4,461	1,074	47	28,701
Impairment losses	579	2,576	622	5	—	3,782	[C]
Impairment reversals	—	—	(190)	—	—	(190)	[D]
Interest expense	104	526	77	5	3,978	4,690
Taxation charge/(credit) (CCS basis)	2,242	5,878	1,319	(2)	(578)	8,859
CCS earnings	8,628	3,855	6,139	478	(3,273)	15,827

[A] Revised to conform with reporting segment changes applicable from 2020.
[B] Includes $3,760 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives.
[C] Impairment losses comprise Property, plant and equipment ($3,639 million) and Intangible assets ($143 million).
[D] See Note 8.

2018						$ million
	Integrated Gas	Upstream [A]	Oil Products [A]	Chemicals [A]	Corporate	Total
Revenue:
Third-party	43,764	9,459	316,409	18,704	43	388,379	[B]
Inter-segment	5,031	37,125	10,613	4,864	—	57,633
Share of profit/(loss) of joint ventures and associates (CCS basis)	2,273	285	1,101	684	(222)	4,121
Interest and other income, of which:	2,230	605	393	(53)	896	4,071
Interest income	—	—	—	—	772	772
Net gains on sale and revaluation of non-current assets and businesses	2,231	717	350	(53)	20	3,265
Other	(1)	(112)	43	—	104	34
Third-party and inter-segment purchases (CCS basis)	27,775	5,948	300,417	17,332	1	351,473
Production and manufacturing expenses	5,370	11,169	8,226	2,362	(157)	26,970
Selling, distribution and administrative expenses	458	29	9,183	1,130	560	11,360
Research and development expenses	186	493	205	102	—	986
Exploration expenses	208	1,132	—	—	—	1,340
Depreciation, depletion and amortisation charge, of which:	4,850	12,871	3,165	1,034	215	22,135
Impairment losses	200	1,065	346	78	7	1,696	[C]
Impairment reversals	—	(1,265)	—	—	—	(1,265)	[D]
Interest expense	212	586	84	16	2,847	3,745
Taxation charge/(credit) (CCS basis)	2,795	8,756	1,211	339	(1,270)	11,831
CCS earnings	11,444	6,490	6,025	1,884	(1,479)	24,364
[A] Revised to conform with reporting segment changes applicable from 2020.
[B] Includes $3,348 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives.
[C] Impairment losses comprise Property, plant and equipment ($1,515 million) and Intangible assets ($181 million).
[D] See Note 8.

Reconciliation of CCS earnings to income for the period	$ million
	2020	2019	2018
(Loss)/income attributable to Royal Dutch Shell plc shareholders	(21,680)	15,842	23,352
Income attributable to non-controlling interest	146	590	554
(Loss)/income for the period	(21,534)	16,432	23,906
Current cost of supplies adjustment:
Purchases	2,359	(784)	559
Taxation	(585)	194	(116)
Share of profit of joint ventures and associates	59	(15)	15
Current cost of supplies adjustment	1,833	(605)	458
Of which:
Attributable to Royal Dutch Shell plc shareholders	1,759	(572)	481
Attributable to non-controlling interest	74	(33)	(23)
CCS earnings	(19,701)	15,827	24,364
Of which:
CCS earnings attributable to Royal Dutch Shell plc shareholders	(19,921)	15,270	23,833
CCS earnings attributable to non-controlling interest	220	557	531

Information by geographical area is as follows:

2020						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	50,138	[A]	65,139	50,856	14,410	180,543
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,785	[B]	104,450	62,976	49,909	256,120
[A] Includes $12,958 million that originated from the UK.
[B] Includes $23,302 million located in the UK.

2019						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	98,455	[A]	139,916	83,212	23,294	344,877
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	43,262	[B]	119,732	67,105	54,544	284,643
[A] Includes $41,094 million that originated from the UK.
[B] Includes $24,696 million located in the UK.

2018						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	118,960	[A]	153,716	89,876	25,827	388,379
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,617	[B]	117,127	59,625	56,721	272,090
[A] Includes $54,659 million that originated from the UK.
[B] Includes $21,863 million located in the UK.